RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Designated as hedging instruments (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 € / $	Dec. 31, 2019 GW	Dec. 31, 2019 £ / shares	Dec. 31, 2019 $ / MWh	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 $ / $	Dec. 31, 2019 ¥ / $	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 € / $	Dec. 31, 2018 GW	Dec. 31, 2018 £ / shares	Dec. 31, 2018 $ / MWh	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 $ / $	Dec. 31, 2018 ¥ / $
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Hedged item assets liability	$ 23	$ (15)
Carrying value					$ 175											$ 188
Nominal Amount Of Hedging Instrument Power | GW								4,650,111,845											5,024,000,000
Weighted average hedged rate for the year (currency per usd) | $ / MWh										38											37
Maturity dates	2020 - 2022	2019 - 2020
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments					29											(8)
Change in value of hedged item used to determine hedge effectiveness	$ (29)	$ 9
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Hedged item assets liability	$ (8)	$ (25)
Carrying value			£ 0	€ 0	124	$ 227					$ 227			£ 99	€ 377	178	$ 256					$ 151
Maturity dates	2021 - 2034	2019 - 2036
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments					(8)											8
Change in value of hedged item used to determine hedge effectiveness	$ 10	$ (2)
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Hedged item assets liability	$ (22)	$ 23
Carrying value					101											0
Weighted average hedged rate for the year (currency per usd)							0.90		0.82			0.00	7.22					0.82		0.76			1.34	0.00
Maturity dates	2020 - 2021	2019
Hedge ratio	1:1	1:1
Canada, Dollars | Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value					0											419
Euro Member Countries, Euro | Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value					146											221
United Kingdom, Pounds | Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value					170											247
China, Yuan Renminbi | Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value					$ 195											$ 0